RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 310
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following tables reconcile net assets available for benefits per the financial statements to Form 5500 as of December 31, 2025 and 2024 ($ in thousands):

	2025	2024
Net assets available for benefits per the financial statements	$518,046	$470,357
Less: amounts allocated to withdrawing participants	(1,008)	(42)

Net assets available for benefits per Form 5500	$517,038	$470,315
The following table reconciles benefits paid to participants per the financial statements to Form 5500 for the year ended December 31, 2025 ($ in thousands):

Benefits paid to participants per the financial statements	$54,001
Add: amounts allocated to withdrawing participants at December 31, 2025	1,008
Less: amounts allocated to withdrawing participants at December 31, 2024	(42)

Benefits paid to participants per Form 5500	$54,967